Revenue	12 Months Ended
Dec. 31, 2019
Revenue [Abstract]
Revenue
5	Revenue

During the years ended December 31, 2017, 2018 and 2019, revenue contributed from subscription packages amounted to RMB1,841 million, RMB2,499 million and RMB3,563 million, respectively.

As at December 2018 and 2019, incremental contracts costs related to contracts with customers are not material to the Group. Details of contract liabilities were disclosed in Note 25.